Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,616,294	₩ 1,074,031	₩ 1,086,077
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	787,304	308,523	332,308
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	655,786	593,505	584,549
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,873	1,356	753
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	171,331	170,647	₩ 168,467
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,921,091	1,360,159
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	804,022	325,241
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	905,649	825,183
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,384	3,569
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	208,036	206,166
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(304,797)	(286,128)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,718)	(16,718)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(249,863)	(231,678)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(1,511)	(2,213)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (36,705)	₩ (35,519)